STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6%
Aerospace & Defense - 1.1%
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,370,002
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,705,287
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		808,534
				13,883,823
Agriculture - .5%
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	247,000		244,554
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,804,243
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000		2,907,546
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	544,000		568,478
				5,524,821
Airlines - 1.9%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000	[a]	363,132
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,197,001	[a]	1,149,250
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	146,750		134,343
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	217,858		193,548
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,951,017		1,702,474
American Airlines, Inc., Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,361,393
American Airlines, Inc., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,070,289
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	569,971	[a]	526,709
Delta Air Lines Inc., Sr. Scd. Notes	4.50	10/20/2025	659,003	[a]	651,321
Delta Air Lines Inc., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,958,558
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	6,910,421		6,305,544
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	108,203		100,214
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	920,117		849,359
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,289,149		1,914,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Airlines - 1.9% (continued)
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,445,686		1,464,923
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	403,023
United Airlines, Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	2,003,690
				23,152,520
Asset-Backed Certificates - 4.1%
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	526,000	[a]	523,454
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	4,433,968	[a]	3,769,280
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,251,912	[a]	2,942,001
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,731,859
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,319,370	[a]	3,822,787
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,462,330	[a]	3,027,858
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,659,975
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,521,343	[a]	1,312,935
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	639,017	[a]	634,955
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,627,003
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	7.51	3/25/2026	3,714,000	[a,b]	3,686,506
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	6.86	4/25/2023	125,000	[a,b]	121,952
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	2,112,194	[a]	2,018,540
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	8,350,468	[a]	7,228,284
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,129,035	[a]	2,675,827
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	780,648	[a]	630,565
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,317,180	[a]	3,240,040
				49,653,821
Asset-Backed Certificates/Auto Receivables - .3%
AmeriCredit Automobile Receivables Trust, Ser. 2022-1, CI. A2	2.05	1/20/2026	1,087,190		1,075,345

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Asset-Backed Certificates/Auto Receivables - .3% (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	1,575,000	[a]	1,477,605
OSCAR US Funding Trust IX LLC, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	278,537	[a]	277,472
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	100,273	[a]	100,138
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. A3	4.11	8/17/2026	1,171,000		1,158,476
				4,089,036
Asset-Backed Certificates/Student Loans - .5%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,541,182	[a]	2,316,442
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	3,896	[a]	3,888
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	179,752	[a]	176,391
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	704,886	[a]	623,574
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	564,386
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	87,665	[a]	84,307
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +0.75%	5.21	10/15/2035	56,521	[a,b]	55,839
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,075,810
				5,900,637
Automobiles & Components - 2.2%
Ford Motor Credit Co., Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,115,156
Ford Motor Credit Co., Sr. Unscd. Notes	3.37	11/17/2023	2,035,000		1,989,109
Ford Motor Credit Co., Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,855,302
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,509,376
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		6,302,285
General Motors Financial Co., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,816,791
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,251,429
				26,839,448
Banks - 6.5%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	623,274
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	780,933
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,471,858

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Banks - 6.5% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		567,958
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,199,729
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,591,618
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		219,471
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		4,956,813
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,137,119
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[c]	3,658,617
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,637,500
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,647,065
Citigroup, Inc., Sub. Notes	4.60	3/9/2026	181,000		180,030
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	830,000		764,013
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	174,000		171,310
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,622,846
Credit Suisse Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	546,503
Credit Suisse Group AG, Sr. Unscd. Notes	6.54	8/12/2033	914,000	[a]	878,275
Deutsche Bank AG, Sr. Unscd. Notes	6.72	1/18/2029	1,596,000		1,680,560
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,181,265
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,c]	409,500
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[c]	4,508,876
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,306,368
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		8,675,489
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		258,336
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,609,704
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,338,427
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,682,042
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,452,087
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		174,919
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		667,914
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,138,743

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Banks - 6.5% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,779,847
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.60%	6.33	11/29/2023	1,125,000	[b,d]	1,136,957
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.75%	6.55	10/28/2027	250,000	[b]	257,554
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	5,274,000	[c]	4,865,265
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,657,483
				78,436,268
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.00	4/13/2028	605,000		594,659
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.50	6/1/2050	2,785,000	[d]	2,648,916
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,374,007
Constellation Brands, Inc., Sr. Unscd. Notes	5.00	2/2/2026	1,719,000		1,720,938
				6,338,520
Building Materials - ..2%
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	304,171
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	1,835,000	[a]	1,677,713
				1,981,884
Chemicals - 1.4%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,988,709
Braskem Idesa SAPI, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	2,808,773
Braskem Idesa SAPI, Sr. Scd. Notes	7.45	11/15/2029	2,257,000	[a]	1,865,540
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	3,008,000	[a]	2,499,700
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		5,271,633
Orbia Advance Corp., Gtd. Notes	2.88	5/11/2031	2,518,000	[a]	2,034,343
SABIC Capital II BV, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	738,865
				17,207,563
Collateralized Loan Obligations Debt - 5.4%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	6.81	4/20/2033	275,000	[a,b]	263,997
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, 3 Month TSFR +1.30%	5.95	4/21/2035	5,000,000	[a,b]	4,946,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Collateralized Loan Obligations Debt - 5.4% (continued)
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	6.59	1/15/2032	5,000,000	[a,b]	4,959,720
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, 3 Month LIBOR +1.55%	6.34	10/15/2033	1,800,000	[a,b]	1,756,351
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	7.78	5/5/2032	6,030,000	[a,b]	5,924,704
GPMT Ltd. CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	6.86	2/22/2036	3,789,658	[a,b]	3,745,516
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	6.71	7/20/2033	340,000	[a,b]	324,793
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	6.32	4/22/2033	7,850,000	[a,b]	7,655,950
MCF IX Ltd. CLO, Ser. 2019-1A, Cl. A1R, 3 Month TSFR +1.50%	6.16	7/17/2031	4,979,000	[a,b]	4,880,625
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	5.92	10/16/2036	6,578,500	[a,b]	6,355,934
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, 1 Month SOFR +1.35%	5.66	2/19/2037	3,435,500	[a,b]	3,348,955
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, 3 Month TSFR +1.30%	5.93	4/14/2035	5,680,688	[a,b]	5,579,157
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	6.46	4/15/2031	12,500,000	[a,b]	12,382,400
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	7.01	4/20/2032	3,500,500	[a,b]	3,374,232
				65,498,844
Commercial & Professional Services - 1.0%
Ashtead Capital, Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,304,539
Ashtead Capital, Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	186,888
DP World Ltd., Sr. Unscd. Notes	6.85	7/2/2037	690,000		783,547
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,803,433
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,847,074
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,785,000		1,792,640
Prime Security Services Borrower LLC, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	1,944,587
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[a]	922,519
				11,585,227
Commercial Mortgage Pass-Through Certificates - 1.4%
BXHPP Trust, Ser. 2021-FILM, Cl. C, 1 Month LIBOR +1.10%	5.56	8/15/2036	1,181,000	[a,b]	1,096,915

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Commercial Mortgage Pass-Through Certificates - 1.4% (continued)
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,476,630
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	517,333
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	806,816
Imperial Fund Mortgage Trust, Ser.2023-NQM1, CI. A1	5.94	2/1/2068	1,510,519		1,510,510
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,451,790	[a]	1,316,867
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	6,835,415	[a]	6,082,089
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	7.16	8/25/2025	125,000	[a,b]	120,870
The Prudential Home Mortgage Securities Company, Inc., Ser. 1994-A, Cl. 5B	6.73	4/28/2024	24	[a]	23
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	1,219,000	[a]	1,162,120
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,492,761	[a]	1,455,338
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	236,326	[a]	225,397
				16,770,908
Consumer Discretionary - .4%
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	105,000	[a]	106,969
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	1,190,000	[a]	1,209,141
Warnermedia Holdings, Inc., Gtd. Notes	3.64	3/15/2025	3,155,000	[a]	3,043,560
				4,359,670
Consumer Staples - .2%
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	1,006,000		1,012,383
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	892,000	[d]	902,844
				1,915,227
Diversified Financials - 1.7%
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	3,705,000		3,112,751
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		5,050,481
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	1,026,000		1,096,382
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	2,438,000		2,411,791
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,540,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Diversified Financials - 1.7% (continued)
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,467,568
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		4,148,658
				20,828,577
Energy - 5.6%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	510,986
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,506,601
Baker Hughes Holdings LLC, Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,128,139
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		543,504
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	1,596,000	[a]	1,584,333
Crestwood Midstream Partners LP, Gtd. Notes	7.38	2/1/2031	227,000	[a]	228,663
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	1,713,000	[a]	1,654,895
DT Midstream, Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,743,049
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		376,188
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	4,062,450
Endeavor Energy Resources LP, Sr. Unscd. Notes	5.75	1/30/2028	3,086,000	[a]	3,027,366
Energean Israel Finance Ltd., Sr. Scd. Notes	4.50	3/30/2024	1,972,566	[a]	1,929,170
Energy Transfer LP, Jr. Sub. Notes, Ser. G	7.13	5/15/2030	1,004,000	[c]	919,664
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,550,607
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		223,909
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,489,060
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		973,797
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,899,952
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		3,376,396
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		53,582
EQT Corp., Sr. Unscd. Notes	5.68	10/1/2025	792,000		793,885
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	788,000	[a]	769,230
Kinder Morgan, Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,664,522
Kinder Morgan, Inc., Gtd. Notes	8.05	10/15/2030	238,000		268,644
Korea National Oil Corp., Sr. Unscd. Notes	1.75	4/18/2025	1,934,000	[a,d]	1,801,803
Motiva Enterprises LLC, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	320,283

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 5.6% (continued)
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		829,491
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		163,398
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		456,290
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,079,712
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,242,636
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,450,110
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	3,684,000		3,915,383
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000		819,924
Parkland Corp., Gtd. Notes	4.50	10/1/2029	3,911,000	[a]	3,360,162
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		570,913
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		160,365
Saudi Arabian Oil Co., Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,385,987
Targa Resources Partners LP, Gtd. Notes	5.00	1/15/2028	1,136,000		1,109,366
Targa Resources Partners LP, Gtd. Notes	5.50	3/1/2030	4,495,000		4,391,543
The Williams Companies, Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		164,950
The Williams Companies, Inc., Sr. Unscd. Notes	4.50	11/15/2023	980,000		976,767
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		998,728
Transcontinental Gas Pipe Line Co., Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,309,158
Valero Energy Corp., Sr. Unscd. Notes	4.00	6/1/2052	1,576,000		1,282,924
				68,068,485
Food Products - 1.2%
Bimbo Bakeries USA, Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,093,025
BRF SA, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,567,932
JBS USA, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,235,747
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,380,359
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,125,078
NBM US Holdings, Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,485,446
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		5,718,761
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		212,921
				14,819,269
Foreign Governmental - .5%
Colombia, Sr. Unscd. Notes	7.50	2/2/2034	414,000		409,635
Hungary, Sr. Unscd. Notes	6.75	9/25/2052	790,000	[a]	837,071
Mexico, Sr. Unscd. Notes	6.35	2/9/2035	888,000		944,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign Governmental - .5% (continued)
Romania, Sr. Unscd. Notes	7.63	1/17/2053	730,000	[a]	790,351
Saudi, Sr. Unscd. Notes	5.50	10/25/2032	2,280,000	[a]	2,447,010
Ukraine, Sr. Unscd. Notes	7.25	3/15/2035	2,223,000	[a]	454,692
Ukraine, Sr. Unscd. Notes	7.38	9/25/2034	1,255,000	[a]	255,335
				6,138,745
Forest Products & Paper - .4%
Inversiones CMPC SA, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	2,936,663
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,298,852
				4,235,515
Health Care - 2.5%
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,884,229
Alcon Finance Corp., Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	2,657,469
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,678,233
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,223,365
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,280,423
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		1,802,746
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,413,933
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		349,195
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		666,296
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000	[a]	791,614
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	993,000		1,026,742
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	362,280
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a]	180,859
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	[d]	1,796,152
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,461,079
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,478,048
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000		1,410,031
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000	[d]	512,509
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,371,123
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,744,634
				30,090,960
Industrial - .3%
Penske Truck Leasing Co., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	3,107,866
Sydney Airport Finance Co., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	67,083
				3,174,949
Information Technology - .2%
Vmware Inc., Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		2,901,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Insurance - 3.0%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,c]	1,453,680
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,c]	1,399,360
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,788,885
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,467,494
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	162,469
MetLife, Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	7,688,381
MetLife, Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		3,938,778
Principal Financial Group, Inc., Gtd. Bonds, 3 Month LIBOR +3.04%	7.65	5/15/2055	3,110,000	[b]	3,063,350
Prudential Financial, Inc., Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,117,956
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		257,021
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,332,992
				35,670,366
Internet Software & Services - .5%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	170,196
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000		2,829,394
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	1,184,000		1,231,276
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,653,395
				5,884,261
Materials - .5%
Ardagh Metal Packaging Finance USA LLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	199,702
Ardagh Metal Packaging Finance USA LLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a,d]	660,259
LABL, Inc., Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,122,975
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,286,707
Sealed Air Corp., Sr. Unscd. Notes	6.13	2/1/2028	175,000	[a]	176,732
				5,446,375
Media - 1.1%
AMC Networks, Inc., Gtd. Notes	4.25	2/15/2029	4,800,000		2,965,752
Charter Communications Operating LLC, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,236,919
Charter Communications Operating LLC, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,921,582
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,086,147
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	916,412
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,185,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Media - 1.1% (continued)
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a]	333,738
				13,646,036
Metals & Mining - .6%
Alcoa Nederland Holding BV, Gtd. Notes	5.50	12/15/2027	1,580,000	[a]	1,563,884
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,920,815
Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,020,252
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		2,165,423
				6,670,374
Municipal Securities - .7%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		360,283
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,730,123
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,077,988
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		2,181,512
				8,349,906
Real Estate - 2.0%
Crown Castle, Inc., Sr. Unscd. Notes	1.05	7/15/2026	7,410,000		6,541,825
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,254,901
Extra Space Storage LP, Gtd. Notes	3.90	4/1/2029	871,000		807,900
GLP Capital LP, Gtd. Notes	3.25	1/15/2032	1,100,000		913,389
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,704,926
Iron Mountain, Inc., Gtd. Notes	5.00	7/15/2028	312,000	[a]	287,200
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000		1,737,899
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,631,330
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	8,734,522
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a]	106,872
				24,720,764
Retailing - .4%
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000		2,184,481
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	2,230,000	[a]	2,037,964
Murphy Oil USA, Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	538,772
				4,761,217
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	821,207
Broadcom, Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,728,768
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	4,958,520

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 1.2% (continued)
Broadcom, Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,638,969
Micron Technology, Inc., Sr. Unscd. Notes	2.70	4/15/2032	1,175,000		938,596
NXP BV, Gtd. Notes	4.30	6/18/2029	1,708,000		1,643,814
				14,729,874
Technology Hardware & Equipment - 1.1%
Dell International LLC, Gtd. Notes	3.45	12/15/2051	3,797,000	[a]	2,527,529
Dell International LLC, Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,256,906
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	1,265,000		1,301,540
Dell International LLC, Sr. Unscd. Notes	8.35	7/15/2046	550,000		664,893
HP, Inc., Sr. Unscd. Notes	1.45	6/17/2026	5,797,000		5,175,026
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,104,000		952,479
Western Digital Corp., Sr. Unscd. Notes	2.85	2/1/2029	1,048,000		855,477
				12,733,850
Telecommunication Services - 1.2%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,034,219
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	7,416,000		5,436,341
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,157,373
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	158,731
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		895,841
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000		1,822,442
Verizon Communications, Inc., Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,569,719
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		1,962,258
				15,036,924
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	3,142,000		2,714,552
Simpar Europe SA, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	2,641,852
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		81,341
				5,437,745
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	5,513,996	[e]	4,915,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies Mortgage-Backed - 26.7%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050			8,509,625	[e]	7,202,001
2.50%, 7/1/2050-11/1/2050			10,478,631	[e]	9,379,212
3.00%, 9/1/2047-3/1/2050			6,720,571	[e]	6,220,965
3.50%, 8/1/2046			3,911,430	[e]	3,755,643
4.50%, 6/1/2052-10/1/2052			9,586,026	[e]	9,509,060
5.00%, 9/1/2052			6,039,750	[e]	6,179,566
5.50%, 9/1/2052-11/1/2052			8,436,444	[e]	8,763,468
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			20,116,342	[e]	17,418,325
2.00%, 3/1/2036-9/1/2050			20,749,691	[e]	18,447,031
2.50%, 5/1/2037-4/1/2052			19,128,052	[e]	17,270,999
3.00%, 10/1/2030-8/1/2051			62,713,583	[e]	58,382,220
3.50%, 11/1/2042-6/1/2052			48,052,808	[e]	45,622,388
4.00%, 5/1/2052-7/1/2052			43,027,061	[e]	41,827,528
4.50%, 8/1/2048-7/1/2052			22,598,375	[e]	22,509,269
5.00%, 7/1/2052-9/1/2052			20,155,237	[e]	20,310,164
5.50%, 11/1/2052			5,402,555	[e]	5,518,223
Government National Mortgage Association II:
2.00%, 10/20/2050			7,961,224		6,840,276
2.50%, 11/20/2046-10/20/2050			10,622,879		9,565,564
3.00%, 8/20/2046-12/20/2048			6,349,097		5,925,874
4.00%, 1/20/2048			808,756		796,550
4.50%, 7/20/2048			1,531,158		1,536,983
				322,981,309
U.S. Treasury Securities - 14.5%
U.S. Treasury Bonds	1.25	5/15/2050	3,514,700		2,066,396
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		15,706,087
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		4,106,728
U.S. Treasury Bonds	1.75	8/15/2041	7,308,500		5,325,498
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		6,727,018
U.S. Treasury Bonds	2.25	2/15/2052	4,883,400		3,670,562
U.S. Treasury Bonds	2.38	5/15/2051	1,892,000		1,465,635
U.S. Treasury Bonds	2.88	5/15/2052	4,520,000		3,896,381
U.S. Treasury Bonds	3.00	8/15/2052	6,264,600	[d]	5,544,660
U.S. Treasury Bonds	3.13	2/15/2042	30,618,300		28,007,372
U.S. Treasury Bonds	3.38	8/15/2042	3,173,900		3,001,567
U.S. Treasury Bonds	4.00	11/15/2052	2,118,100		2,265,374
U.S. Treasury Notes	0.63	12/31/2027	55,697,600		48,273,066
U.S. Treasury Notes	1.50	10/31/2024	12,353,400		11,769,509
U.S. Treasury Notes	1.75	11/15/2029	4,360,000		3,909,183
U.S. Treasury Notes	2.75	8/15/2032	10,447,800		9,831,543
U.S. Treasury Notes	3.13	8/31/2027	3,214,000		3,144,761

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Treasury Securities - 14.5% (continued)
U.S. Treasury Notes	3.88	11/30/2029	2,656,700		2,704,853
U.S. Treasury Notes	4.13	11/15/2032	10,576,900		11,128,882
U.S. Treasury Notes	4.25	9/30/2024	3,065,000		3,058,415
				175,603,490
Utilities - 5.3%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,560,756
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	1,804,803
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,449,842
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,605,387
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,228,653
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,359,937
Black Hills Corp., Sr. Unscd. Notes	4.25	11/30/2023	100,000		99,391
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		970,895
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,504,498
Consorcio Transmantaro SA, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	681,324
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,358,698
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		334,348
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	4,550,000		4,356,368
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[c]	4,088,611
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,444,758
EDP Finance BV, Gtd. Notes	6.30	10/11/2027	363,000	[a]	381,502
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[a]	879,431
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[a]	982,398
Evergy Metro, Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		146,459
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		87,473
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,621,840
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.10	7/15/2047	1,379,000		1,273,686
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,679,110
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,533,193
Light Servicos de Eletricidade SA, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	2,353,559

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 5.3% (continued)
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,242,944
NiSource, Inc., Jr. Sub. Bonds	5.65	6/15/2023	134,000	[c]	130,658
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,200,635
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,808,562
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,757,130
Piedmont Natural Gas Co., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,089,549
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,508,830
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	1,849,380
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		616,095
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000		78,116
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000		182,072
				64,250,891
Total Bonds and Notes (cost $1,315,290,388)			1,204,234,949
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,277,720)	4.41		16,277,720	[f]	16,277,720

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,783,039)	4.41		4,783,039	[f]	4,783,039
Total Investments (cost $1,336,351,147)			101.4%	1,225,295,708
Liabilities, Less Cash and Receivables			(1.4%)	(16,622,283)
Net Assets			100.0%	1,208,673,425

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $322,230,166 or 26.66% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $10,233,054 and the value of the collateral was $10,570,409, consisting of cash collateral of $4,783,039 and U.S. Government & Agency securities valued at $5,787,370. In addition, the value of collateral may include pending sales that are also on loan.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury Long Bond	652	3/22/2023	82,414,530	84,678,500	2,263,970
Futures Short
U.S. Treasury 10 Year Notes	155	3/22/2023	17,737,156	17,749,923	(12,767)
U.S. Treasury 2 Year Notes	11	3/31/2023	2,254,402	2,262,133	(7,731)
U.S. Treasury 5 Year Notes	504	3/31/2023	55,060,251	55,058,064	2,187
U.S. Treasury Ultra Long Bond	79	3/22/2023	10,841,111	11,198,250	(357,139)
Ultra 10 Year U.S. Treasury Notes	477	3/22/2023	57,039,117	57,813,893	(774,776)
Gross Unrealized Appreciation				2,266,157
Gross Unrealized Depreciation				(1,152,413)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	59,643,494	-	59,643,494
Collateralized Loan Obligations	-	65,498,844	-	65,498,844
Commercial Mortgage-Backed	-	16,770,908	-	16,770,908
Corporate Bonds	-	544,333,018	-	544,333,018
Foreign Governmental	-	6,138,745	-	6,138,745
Investment Companies	21,060,759	-	-	21,060,759
Municipal Securities	-	8,349,906	-	8,349,906
U.S. Government Agencies Collateralized Mortgage Obligations	-	4,915,235	-	4,915,235
U.S. Government Agencies Mortgage-Backed	-	322,981,309	-	322,981,309
U.S. Treasury Securities	-	175,603,490	-	175,603,490
Other Financial Instruments:
Futures††	2,266,157	-	-	2,266,157
Liabilities ($)
Other Financial Instruments:
Futures††	(1,152,413)	-	-	(1,152,413)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized depreciation on investments was $111,055,439, consisting of $7,979,379 gross unrealized appreciation and $119,034,818 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.